TAXATION - The components of (loss)/income before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Total (loss)/income before tax	¥ 3,694,254	$ 506,200	¥ 3,107,359	¥ 1,126,750
Income tax (expenses)/benefits
Current income tax expenses	684,070	93,734	401,039	144,032
Deferred tax expenses/(benefits)	78,481	10,754	(141,613)	494,472
Income tax expenses	762,551	104,488	259,426	638,504
Non-PRC
TAXATION
Total (loss)/income before tax	6,380	874	(123,731)	(331,744)
PRC
TAXATION
Total (loss)/income before tax	¥ 3,687,874	$ 505,326	¥ 3,231,090	¥ 1,458,494